1718 6-12-96                                                          40,643


[Para 51,940]

                                  Form N-23C-3

 [Adopted in Release No. IC-19399 (Para 85,125), April 7, 1993, 58 F.R. 19330.]


                        Notification of Repurchase Offer


                   Pursuant to Rule 23c-3 [17 CFR 270.23c-3]



                                             Date of Notification: May 20, 1998


1.  Investment Company Act File Number

    811-8309
    ------------------------------------

2.  Exact name of investment company as specified in registration statement:

    CypressTree Senior Floating Rate Fund, Inc.
    -----------------------------------------------------------

3. Address of principal executive office: (number, street, city, state, zip code)

    125 High Street, Boston, MA 02110
    -----------------------------------------------------------

4.  Check one of the following:

    A. [X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.
    B. [ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.
    C. [ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

                                        By:          T. Brown
                                            ----------------------------------
                                                      (Name)

                                                   Assistant Treasurer
                                            ----------------------------------
                                                      (Title)


INSTRUCTIONS

1. This Form must be completed by registered closed-end investment companies or business development companies that make repurchase offers pursuant to Rule 23c-3. The form shall be attached to a notification to shareholders under paragraph (b)(4) of Rule 23c-3.

2. Submissions using this form shall be filed in triplicate with the Commission within three business days after a notification is sent to shareholders. One copy shall be manually signed; the other copies may have facsimile or typed signatures.

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 This is notification of the regularly scheduled monthly tender offer. If you are not interested in selling your shares at this time, kindly disregard this notice.
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May 20, 1998


Dear CypressTree Senior Floating Rate Fund, Inc. Shareholder:

This letter is to announce the first monthly tender offer, also referred to as a repurchase offer, for the CypressTree Senior Floating Rate Fund, Inc. The purpose of this tender offer is to provide easy access and liquidity to your assets. The Fund will repurchase Fund shares only by tender offer and only during the Fund's regularly scheduled monthly tender offers.

The first monthly tender offer period will begin on May 15, 1998, and end on May 29, 1998. If you wish to redeem shares, your tender offer must be received by 4:00 p.m. on May 29, 1998. All tender offers received during this period will be processed on May 29, 1998.

Please disregard this notice if you are not interested in selling shares at this time. However, if you would like to sell shares for cash in this tender offer, complete the Repurchase Offer Form included with this letter and return it to CypressTree Funds, P.O. Box 8360, Boston, MA 02266-8360.

          All requests to tender shares must be received in good order by the Fund by 4:00p.m. May 29, 1998.

If you have any questions, call your financial consultant, or call CypressTree Funds at 1-800-860-5575.


Sincerely,


CypressTree Funds Shareholder Services

                   CYPRESSTREE SENIOR FLOATING RATE FUND, INC.
                            REPURCHASE OFFER DOCUMENT

1. The Offer. CypressTree (the "Fund") is offering (the "Offer") to repurchase for cash up to ten (10%) of its issued and outstanding shares ("Shares") at a price equal to the net asset value per share ("NAV") as of the close of business on the New York Stock Exchange on the Repurchase Pricing Date (defined below) upon the terms and conditions set forth herein. The purpose of the Offer is to provide liquidity to shareholders because no secondary market exists for the Shares. The Offer is not conditioned upon the tender for repurchase of any minimum number of Shares.

2. Net Asset Value. The NAV of the Fund on May 19, 1998 was $10.01 per Share. The NAV can fluctuate. Please call CypressTree at 1-800-860-5575 for current price information. The Fund's shares are not traded on any organized market.

3. Repurchase Request Deadline. All tenders of Shares for repurchase must be received in proper form by the Fund on or before 4:00 p.m. Eastern time, on May 29, 1998.

4. Repurchase Pricing Date. The NAV for the repurchase will be determined on May 29, 1998.

5. Payment for Shares Repurchased. The Fund expects to make payment for all shares repurchased the day following the Repurchase Pricing Date; in any event, the Fund will pay repurchase proceeds within 5 business days or 7 calendar days (whichever is sooner) after the Repurchase Pricing Date. The Fund will not charge a repurchase fee.

6. Increase in Number of Shares Repurchased: Pro Rata Repurchases. If shareholders tender for repurchase more than 10% of the Shares, the Fund may (but is not obligated to) repurchase an additional two percent (2%) of the shares. If the Fund determines not to repurchase the additional 2%, or if shareholders tender an amount exceeding 12% of the Shares, the Fund will repurchase shares tendered on a pro rata basis.

     There can be no assurance that the Fund will be able to repurchase all shares that you have tendered, even if you tender all shares held in your account. In the event of an oversubscribed Offer, you may be unable to liquidate some or all of your investment at net asset value. You may have to wait until a later month to tender shares that the Fund is unable to repurchase, and you would be subject to the risk of net asset value fluctuations during this time period.

7. Withdrawal of Shares to be Repurchased. Tenders of shares may be withdrawn or modified at any time prior to 4:00 p.m., Eastern Time, on May 29, 1998.

8. Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone a Repurchase Offer in limited circumstances, and only by vote of a majority of the Board of Directors, including a majority of the independent Directors. These circumstances are limited and include the following:

           (a) if the Repurchase would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;
           (b) for any period during which an emergency exists as a result of which is not reasonably practicable for the Fund to dispose of securities it owns or to determine the value of the Fund's net assets;
           (c) for any other periods that the Securities and Exchange Commission permits by order for the protection of shareholders;
           (d) if the shares are listed on a national securities exchange or quoted in an inter-dealer quotation system of a national securities association (e.g., NASDAQ) and the Repurchase would cause the shares to lose that status; or
           (e) during any period in which any market on which the shares are principally traded is closed, or during any period in which trading on the market is restricted.

You will be notified if the Fund suspends or postpones the Offer. If the Fund renews the Offer after a suspension or postponement, you will be sent a new notification.

Tax Consequences. Shareholders should consult their tax advisors regarding the specific tax consequences, including state and local tax consequences, of participating in the repurchase. A tender of shares pursuant to the repurchase offer will be treated as a taxable sale of the Shares.

The Fund intends to take the position that tendering shareholders will qualify for sale or exchange treatment. If the transaction is treated as a sale or exchange for tax purposes, any gain or loss recognized would be treated as a capital gain or loss by shareholders that hold their Shares as a capital asset.

                                    * * * * *

Neither the Fund nor its Board of Directors makes any recommendation to any shareholder as to whether to tender or refrain from tendering shares. Each shareholder must make an independent decision whether to tender Shares and, if so, how many Shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender Shares pursuant to this Offer. No person has been authorized to give any information or to make any representations in connection with the Offer other than those contained herein or in the Repurchase Procedures. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund.

For per share net asset value and other information, or for a copy of the Fund's prospectus, contact your financial consultant or call CypressTree Funds at 1-800-860-5575.

                                                             Dated: May 20, 1998

                       CYPRESSTREE FLOATING RATE FUND, INC
                              REPURCHASE OFFER FORM

Please accept this tender of the shares designated below for repurchase at a price equal to their net asset value (NAV) per share on the repurchase pricing date.

1. ACCOUNT
REGISTRATION:___________________________________________________________________
If joint account, both shareholders must sign. If shareholder is a corporation or trust, capacity to act must be included (i.e., resolution of certification).

2.  ACCOUNT NUMBER:                                           3.  DAYTIME TELEPHONE NUMBER:

   ------------------------                                       (-----)--------------------

4.  SHARES TENDERED: Please check applicable box(es)*
Dollar Amount .................     Please tender enough shares to net $____________________
Share Amount ..................     Please tender__________________shares from my Account.
Full Tender ...................     Please tender all shares from my Account.
IRA Distribution...............     Please complete section below.

--------------------------------------------------------------------------------------------------------
Federal Income Tax Withholding     |_|   I do not want federal income tax withheld from my distribution.
                                   |_|   Withhold ______% of my distribution for federal income tax.

Reason for IRA Distribution        |_|   Pre-Exempt   |_|  Premature   |_|  Over 59-1/2 years of age

                                   |_|   Disability   |_|  Minimum Distribution

                                   |_|   Return of Excess Contribution
--------------------------------------------------------------------------------------------------------

5. PAYMENT AND DELIVERY INSTRUCTIONS: Please make check payable and mail to:
   |_| Address of Record                  |_| *Other

                                              ----------------------------------
                                              ----------------------------------
                                              ----------------------------------

* Your authorization to tender over $50,000.00 or to send checks to an address other than that of record must be signature guaranteed by a member firm of a regional national securities exchange or of an NASD member, a commercial bank or trust company or other eligible guarantor institution as defined in Rule 17Ad-15(a)(2) under the Securities and Exchange Act of 1934.

6. SIGNATURE(S) OF OWNERS EXACTLY AS REGISTERED:

-----------------------------               ------------------
                                                  Date
-----------------------------

If you have any questions concerning this form, please call CypressTree Funds at 1-800-860-5575.

After completing this form, return to:

                                    CypressTree Funds
                                    P.O. Box 8360
                                    Boston, MA 02266-8360